Subsequent Events (Details) - Series J Preferred Stock - $ / shares	Feb. 15, 2024	Mar. 15, 2021
Subsequent Event [Line Items]
Preferred shares, dividend rate		4.875%
Subsequent Event
Subsequent Event [Line Items]
Dividends declared (per share)	$ 0.3046875
Preferred shares, dividend rate	4.875%